Fair Value Measurements - Schedule of Assets Measured at Fair Value (Details)	Aug. 02, 2024 USD ($)
Leval 3 [Member]
Equity:
Fair value of Public Warrants for Class A ordinary shares subject to redemption allocation	$ 3,421,250